Condensed Schedule of Investments (Parenthetical) (USD $)	Feb. 23, 2012	Feb. 24, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000	$ 38,347,223
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000	16,066,728
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000	$ 22,280,495